Great-West Funds, Inc.

8515 East Orchard Road

Greenwood Village, CO 80111

July 29, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Great-West Funds, Inc.
Great-West Loomis Sayles Small Cap Value Fund
File Nos. 2-75503, 811-03364

Commissioners:

On behalf of Great-West Funds, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information for the Great-West Loomis Sayles Small Cap Value Fund (the “Fund”). These exhibits contain the risk/return summary information in the prospectus and summary prospectus for the Fund dated April 29, 2020 as supplemented. The purpose of this filing is to submit the XBRL information from the 497(e) filing relating to the Fund dated July 24, 2020.

Please direct any questions or comments regarding this filing to me at (303) 737-4675.

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Vice President, Counsel & Secretary

Enclosures